Income tax	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Income tax
15 Income tax

	Note	2024	2023	2022

Current tax

Current year		(19)	(4)	6

Adjustments to prior years		20	9	3

Total current tax		1	5	9

Deferred tax	34

(Origination) / reversal of temporary differences		31	247	(43)

Changes in tax rates / bases		-	(1)	(5)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		-	(9)	(8)

Non-recognition of deferred tax assets		13	(61)	(9)

Adjustments to prior years		(29)	27	(16)

Total deferred tax		15	204	(80)

Income tax for the period income / (charge)		16	209	(71)

Reconciliation between standard and effective income tax:	2024	2023	2022

Result before tax	660	(391)	827

Income tax calculated using weighted average applicable statutory tax rates	(119)	94	(188)

Differences due to the effects of:

Non-taxable income	44	39	103

Non-tax-deductible expenses	(12)	(12)	(15)

Changes in tax rate/base	-	(1)	(24)

Different tax rates on overseas earnings	(4)	(3)	(3)

Tax credits	41	34	43

Other taxes	(9)	-	17

Adjustments to prior years	(9)	36	(12)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	1	(9)	(8)

Non-recognition of deferred tax assets	(28)	(20)	(9)

Tax effect of profit / (losses) from joint ventures and associates	110	47	19

Other	1	3	7

Total differences	135	115	118

Income tax for the period income / (charge)	16	209	(71)
In September 2023, the legal seat of Aegon N.V. was redomiciled to Bermuda. Headquarters remained in the Netherlands and the company remained a Dutch tax resident. Aegon is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in the Netherlands, the jurisdiction in which Aegon Ltd., as the ultimate parent entity, is a tax resident, and came into effect starting from 1 January 2024. Aegon has performed an assessment of its potential exposure to Pillar Two income taxes based on the 2024 financial information for the constituent entities in the Group. Based on the performed analysis, applying both the temporary safe harbors and detailed calculations, Aegon expects no top-up
tax for 2024.
Aegon continues to monitor Pillar Two legislative developments, as further countries enact the Pillar Two model rules and additional guidance may be released, to evaluate the potential future impact on its consolidated results of operations, financial position and cash flows beginning.
The weighted average applicable statutory tax rate for 2024 is 18.0% (2023: 24.1%). The decrease in the weighted average applicable statutory tax rate compared to 2023 is mainly due to the relatively high contribution of income before tax in the equity accounted joint ventures and associates in 2024 which is presented net of tax in the consolidated income statement. The weighted average applicable statutory tax rate is driven by the mix of profits and losses in each jurisdiction and the relevant statutory tax rate. Including the income tax on equity accounted joint ventures and associates, the weighted average applicable statutory tax rate for 2024 is 24.9%.
Non-taxable
income in 2024 is comprised of the regular
non-taxable
items such as the dividend received deduction in the United States.
Tax credits mainly include tax benefits from United States investments that provide affordable housing to individuals and families that meet median household income requirements.

Other taxes mainly relate to policyholder taxes in the United Kingdom and state taxes in the United States.
In 2024, adjustments to prior years mainly consist of adjustments to the dividend received deduction in the United States for the years 2023 and 2022.
Non-recognition
of deferred tax assets in 2024 includes the valuation allowance for state tax losses in the United States and interest expense losses in The Netherlands.
The following tables present income tax related to components of other comprehensive income and retained earnings.

	2024	2023	2022

Items that will not be reclassified to profit and loss:

Remeasurements of defined benefit plans	1	17	(249)

Total items that will not be reclassified to profit and loss	1	17	(249)

Items that may be reclassified subsequently to profit and loss:

Unrealized (Gains) / losses on revaluation of FVOCI investments	237	(487)	3,499

Revaluation reserve - Insurance contracts	(530)	397	(4,211)

Revaluation reserve - Reinsurance contracts	177	(126)	1,243

Changes in cash flow hedging reserve	45	42	42

Movement in foreign currency translation and net foreign investment hedging reserve	7	3	(12)

Total items that may be reclassified subsequently to profit and loss	(64)	(171)	561

Total income tax related to components of other comprehensive income	(63)	(154)	312

	2024	2023	2022

Income tax related to equity instruments and other

Income tax related to equity instruments	(8)	17	2

Other	7	1	1

Total income tax recognized directly in retained earnings	(1)	18	3

Aegon Ltd. [member]
Statement [LineItems]
Income tax
7 Income tax

	2024	2023

Current tax

Current tax	19	19

Income tax for the period (result) / charge	19	19

Reconciliation between standard and effective tax

Result before tax	(137)	(133)

Tax on result at Dutch corporate result tax rate	35	34

Differences due to the effect of:

Prior year adjustments	1	(2)

Non-tax-deductible expenses	(7)	(14)

Non-recognition of deferred tax assets	(11)	-

Total	19	19
The applicable corporate income tax rate for 2024 is 25% (2023: 25%). The effective tax rate for 2024 is 14% (2023: 14%).